RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2015 and 2014 are as follows:

	Years Ended December 31,
	2015	2014
	(In Thousands)
Balance at beginning of year	$1,716	$2,029
Additions	174	442
Repayments	(419)	(755)
Balance at end of year	$1,471	$1,716